Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets	$ 176,229,520
Less: current year employer and employee receivables	(3,529,307)
Add: prior year employer and employee receivables	1,899,166
Net income per the Form 5500	$ 174,599,379